Cover	Jun. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 18, 2024
Entity File Number	001-36709
Entity Registrant Name	PROJECT SAGE OLDCO, INC.
Entity Central Index Key	0001551693
Entity Tax Identification Number	20-5551000
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3333 Michelson Drive
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	805
Local Phone Number	562-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SIENQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false